Related party transactions (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	May 18, 2021	Feb. 28, 2021	Jan. 26, 2022	Jan. 20, 2022	Feb. 11, 2021	Dec. 23, 2020
IfrsStatementLineItems [Line Items]
Key Management					$ 1,100
Total		$ (962)	$ (705)	$ (2,341)		$ (915)
Fair market value of shares					1,560
Shares issued		165,889		165,889			17,948,718	10,000,000	32,923,078	5,554,588
First Date Of Common Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued		2,020,000.00		2,020,000.00
Fair market value				$ 1,400
Second Date Of Common Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued		3,550,000		3,550,000
Fair market value				$ 2,500
Third Date Of Common Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued		2,820,000		2,820,000
Fair market value				$ 2,000
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Key Management	[1]	$ (429)	(705)	(828)		(915)
Share based payments		$ (533)		$ (1,513)

[1]	Remuneration includes salaries and benefits for certain key management personnel and director fees. The board of directors do not have employment or service contracts with the Company. Directors are entitled to director fees and share based payments for their services and officers are entitled to cash remuneration and share based payments for their services.